Financial Instruments and Risk Management (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Financial Instruments and Risk Management [Abstract]
Cash and cash equivalents	€ 200		€ 1,100
Cash in hand	€ 2	$ 230	€ 1,100	$ 30
Percentage of exchange rate	10.00%
Exchange rate	€ 20